Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net loss Per Ordinary Share (Details) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Numerator:
Net loss	$ 0	$ (1,239)	$ (66,441)
Denominator:
Weighted average of Ordinary Shares outstanding	1,000	1,000	1,000
Basic net loss per Ordinary Share		$ (1.24)	$ (66.44)
Diluted net loss per Ordinary Share		$ (1.24)	$ (66.44)